SCHEDULE OF CONDENSED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Condensed Financial Statements, Captions [Line Items]
Compensation and benefits	$ (1,616,000)	$ (12,575,000)		$ (8,633,000)	$ (7,550,000)
Advertising and marking	(503,000)	(3,912,000)	$ (78,000)	(608,000)	(2,254,000)
Legal and professional fee	2,101,000	16,352,000	$ 267,000	2,077,000	2,356,000
Interest Income	397,000	3,087,000		(1,113,000)	(1,058,000)
Net loss and total comprehensive loss	(5,059,000)	(39,353,000)		(5,523,000)	(6,014,000)
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Compensation and benefits	(41,848)	(325,714)
Advertising and marking	(195,290)	(1,520,000)
Legal and professional fee	(1,617,825)	(12,592,008)		(98,545)
General and administrative expenses	(82,626)	(643,101)		(10,008)	(50,308)
Expense	(1,937,589)	(15,080,823)		(108,553)	(50,308)
Interest Income	82,938	645,526
Net loss and total comprehensive loss	$ (1,854,651)	$ (14,435,297)		$ (108,553)	$ (50,308)